Gains and losses on disposal and main changes in scope of consolidation - effects of the disposal of Orange Concessions shares presented in the cash flow statement (Details) - EUR (€) € in Millions			12 Months Ended
	Nov. 03, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Sale price of sold shares, net of transaction costs		€ 202
Sales of investment securities, net of cash transferred			€ 891	€ 1	€ (16)
Orange Concessions
Disclosure of detailed information about business combination [line items]
Sale price of sold shares, net of transaction costs	€ 1,046
Tax costs related to sale of Orange Concessions' shares	47
Transferred cash of Orange Concessions	242
Sales of investment securities, net of cash transferred	€ 758